	RULE ONE FUND
Schedule of Investments			March 31, 2023 (unaudited)
56.78%	COMMON STOCKS		Shares		Fair Value

32.03%	COMMUNICATION SERVICES
	Activision Blizz . . . . . . . . . . . . . .	. . . . .	. . 194,000. . . . $.		16,604,460
	Alphabet, Inc.. Class A (a) . . . . . . . .	. . . . .	. . . .61,000.		6,327,530
	Netflix, Inc.. (a) . . . . . . . . . . . . . . . . . . . . .		. .	. 73,000. . . .	25,220,040
					48,152,030
2.37%	CONSUMER DISCRETIONARY
	Sturm, Ruger & Co.., Inc.. . . . . . . . . . . . .		. . . .61,947. .		3,558,236
8.37%	CONSUMER STAPLES
	Sprouts Farmers Market, Inc.. (a) . . . . . . . .		. . .260,000.		9,107,800
	Tyson Foods, Inc.. Class A . . . . . . . .	. . . . . . . . .		58,500	3,470,220
					12,578,020
9.48%	FINANCIALS
	Bank OZK . . . . . . . . . . . . . . .	. . . .	. . .416,269. . . . . 14,236,400. . .
4.54%	INDUSTRIALS
	Huntington Ingalls Industries, Inc.. . . . . . . .		. . .	33,000	6,831,660
56.78%	TOTAL COMMON STOCKS . . . . . .	. . . . . . . . .	. . . . . . . .		85,356,346. . . . . . .
0.74%	EXCHANGE TRADED FUND
	iShares Silver Trust ETF (a) . . . . . . . .	. . . . . . . . .		50,000	1,106,000
0.74%	TOTAL EXCHANGE TRADED FUND . . . . . . . .		. . . . . . . ..		. 1,106,000. . . .
42.78%	MONEY MARKET FUNDS
	Federated Government Obligations Fund
	Institutional Class 4..65% (b) . . . . .	. . . . .	. 64,306,035. . .		64,306,063

1

QUARTERLY REPORT

RULE ONE FUND
Schedule of Investments - continued				March 31, 2023 (unaudited)
0.00%	PURCHASED OPTIONS
0.00%	PUT OPTIONS
Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date		Value
	The Boeing Co.. . .	100	$2,124,300	$160.00	4/21/2023		$1,300

0.00%	TOTAL PURCHASED OPTIONS . . . . . . . .			. . . . . . . .	. . . . . . . .1,300. .			. .

100.30%	TOTAL INVESTMENTS . . . . .		. . . . . . . . . . .	. . . . . . . . . . . . 150,769,709. . . . . . . .
-0.30%	Other assets, net of liabilities		. . . . . . . . . . .	. . . . . . . . . . . . . (444,987). . . . . . .
100.00%	. . . . .NET ASSETS	. . . . . . . . .	. . . . . . . . .	. . . .	. . . .	.	$.150,324,722. . . .	. . . .

(a)Non-income producing

(b)Effective 7 day yield as of March 31, 2023

(0.14%)	OPTIONS WRITTEN
(0.14%)	PUT OPTIONS
			Number
				of	Notional	Exercise		Expiration
	Description		Contracts		Amount		Price	Date		Value
	Alphabet Inc.. . . .		. . 100		$(1,037,300)		$100.00	3/31/2023		$(100)
	Amazon..Com Inc..			160	$(1,652,640)		92..00	3/31/2023		(160)
	Bank OZK . . . .		.	950. .	$(3,249,000)		30..00	4/21/2023		(121,600)
	The Boeing Co.. .		.	100	$(2,124,300)		165..00	4/21/2023		(1,000)
	HP Inc.. . . . . . .		.	.800. .	$(2,348,000)		26..50	3/31/2023		(2,400)
	Norfolk Southern .			105	$(2,226,000)		185..00	9/15/2023		(59,325)
	Pool Inc.. . . . . . .		.	.50.	$(1,712,200)		310..00	4/21/2023		(21,250)
	. . . . . . . . . . .TOTAL CALL OPTIONS WRITTEN					.	. . . . . . . . . .		$. . (205,835. .. .		. . .)
	Activision
	Blizzard, Inc.. . . .			1,940	(16,604,460)		$95. .00 1/17/2025			$(737,200)
	Bank OZK . . . .		.	950. .	(3,249,000)		45..00	4/21/2023		(17,100)
	iShares Silver
	Trust ETF . . .	.	. . 500		(1,106,000)		22..50	4/1/2023		(500)
	. . . . . .TOTAL	. .	. .	. . . . . . . .	. . . . . . . . .	. . . .		. . . . .	$.	. (754,800). . .	. . .
	TOTAL WRITTEN OPTIONS . . . .				. . . . . . . . . . . . .	.	. . . . . . . . $. . (960,635. . . ) . . . . .

2

QUARTERLY REPORT

RULE ONE FUND
Schedule of Investments - continued	March 31, 2023 (unaudited)

In accordance with U. .S. . GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. . Various inputs are used in determining the value of a Fund’s investments.. U..S.. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. . Level 1 includes quoted prices in active markets for identical securities.. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc..).. Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)..

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities..

The following is a summary of the inputs used to value the Fund’s investment as of March 31, 2023:

Level 1	Level 2	Level 3
Other
Significant	Significant
Observable	Unobservable
Common Stocks . . . . .	.	Quoted Prices	Inputs	Inputs	Total
$.85,356,346.	$—	$—	$85,356,346
Exchange Traded Funds .	1,106,000	—	—	1,106,000
Money Market Funds . . .	. 64,306,063	—	—	64,306,063
Options Purchased . . .	.	.	—	1,300	—	1,300
Total Investments . . . . .	.$150,768,409.	$1,300	$—	$150,769,709
Options Written . . . . . .	.
$.	.	—	$(960,635) $	—	$(960,635)

The Fund held no Level 3 securities at any time during the period..

There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2023..

At March 31, 2023 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $139,503,720 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . .	. .$ 11,364,703. .
Gross unrealized depreciation . . . .	. . .(1,059,349).
Net unrealized appreciation . . . . . . .	. .	$.10,305,354.

3

QUARTERLY REPORT